CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 88,283	$ 63,862
Investments	33,572	18,746
Accounts receivable trade, less allowances of $2,042 and $2,142	40,721	42,108
Other receivables	4,616	5,528
Inventories:
Finished goods and work-in-process	37,012	37,046
Raw materials and supplies	24,844	25,337
Prepaid expenses	5,581	4,148
Deferred income taxes	5,482	466
Total current assets	240,111	197,241
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,683	21,687
Buildings	111,044	108,391
Machinery and equipment	340,405	331,110
Construction in progress	3,403	2,539
Property, plant and equipment, gross	476,535	463,727
Less-Accumulated depreciation	279,619	262,437
Net property, plant and equipment	196,916	201,290
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	148,532	126,812
Split dollar officer life insurance	40,296	66,911
Prepaid expenses	10,260
Deferred income taxes	4,033	6,222
Total other assets	451,382	448,206
Total assets	888,409	846,737
CURRENT LIABILITIES:
Accounts payable	9,153	8,942
Dividends payable	4,742
Accrued liabilities	45,580	45,150
Postretirement health care and life insurance benefits	319	555
Income taxes payable	327	6,118
Total current liabilities	60,121	60,765
NONCURRENT LIABILITES:
Deferred income taxes	54,939	38,748
Postretirement health care and life insurance benefits	8,857	26,826
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	7,167	7,866
Deferred compensation and other liabilities	69,520	55,217
Total noncurrent liabilities	147,983	136,157
SHAREHOLDERS' EQUITY:
Capital in excess of par value	572,669	547,576
Retained earnings, per accompanying statement	73,109	80,210
Accumulated other comprehensive loss	(4,638)	(16,447)
Treasury stock (at cost)-76 shares and 73 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	680,305	649,815
Total liabilities and shareholders' equity	888,409	846,737
Common stock
SHAREHOLDERS' EQUITY:
Common stock	25,702	25,450
Class B common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 15,455	$ 15,018